Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2022
Investments In Associates And Joint Ventures
Investments in associates and joint ventures

11.	Investments in associates and joint ventures

Jointly controlled

Banco Santander considers investments classified as jointly controlled when they possess a shareholders' agreement, which sets that the strategic, financial and operating decisions requires the unanimous consent of all investors.

Significant Influence

Associates are entities over which the Bank is in a position to exercise significant influence (significant influence is the power to participate in the financial and operating decisions of the investee) but it does not control or has joint control over the investee.

a) Breakdown

				Participation %
Jointly Controlled by Banco Santander	Activity	Country	2022	2021	2020
Banco RCI Brasil S.A.	Bank	Brazil	39.89%	39.89%	39.89%
Estruturadora Brasileira de Projetos S.A. - EBP (1)(2)	Other Activities	Brazil	11.11%	11.11%	11.11%
Gestora de Inteligência de Crédito (1)	Credit Bureau	Brazil	15.56%	19.45%	20.00%
Campo Grande Empreendimentos (5)	Other Activities	Brazil	0.00%	25.32%	25.32%
Santander Auto S.A.	Other Activities	Brazil	50.00%	50.00%	50.00%
CIP S.A (6)	Other Activities	Brazil	17.87%	0.00%	0.00%

Jointly Controlled by Santander Corretora de Seguros
Webmotors S.A. (3)	Other Activities	Brazil	70.00%	70.00%	70.00%
Tecnologia Bancária S.A. - TECBAN (1)	Other Activities	Brazil	18.98%	18.98%	18.98%
Hyundai Corretora de Seguros	Insurance Broker	Brazil	50.00%	50.00%	50.00%
PSA Corretora de Seguros e Serviços Ltda. (4)	Insurance Broker	Brazil	50.00%	50.00%	50.00%
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	Insurance Broker	Brazil	20.00%	0.00%	0.00%
Jointly Controlled by Aymoré CFI
Solution 4 Fleet	Other Activities	Brazil	80.00%	80.00%	0.00%

(1) Companies with a one-month lag for the calculation of equity equivalence. For the accounting of equity income, the position of 11/30/2022 was used on 12/31/2022.

(2) Although the stake is less than 20%, the Bank exercises joint control over the entity with the other majority shareholders, through a shareholders' agreement where no business decision can be taken by a single shareholder.

(3) Although the stake exceeds 50%, in accordance with the shareholders' agreement, control is shared by Santander Corretora de Seguros and Carsales.com Investments PTY LTD. (Carsales).

(4) Pursuant to the shareholders' agreement, control is shared by Santander Corretora de Seguros and PSA Services LTD.

(5) Participation arising from the credit recovery of Banco Comercial e de Investimentos Sudameris S.A., incorporated in 2009 by Banco ABN AMRO Real S.A., which in the same year was incorporated by Banco Santander (Brasil) S.A., one of the Company's partners. The partners are conducting the procedures for the dissolution of the company, which depends on the sale of a property. Once sold, the company will be liquidated and each partner will receive their share of the equity.

(6) In March 2022, the Interbank Payments Chamber – CIP was demutualized. The non-profit association underwent a spin-off in which part of the equity was incorporated into a new for-profit company CIP S.A.

	Investments
	2022	2021	2020
Jointly Controlled by Banco Santander	1,053,127	628,040	590,219
Banco RCI Brasil S.A.	552,572	591,745	544,236
Estruturadora Brasileira de Projetos S.A. - EBP	746	1,257	1,273
Gestora de Inteligência de Crédito	61,590	13,522	28,680
Campo Grande Empreendimentos	-	255	255
Santander Auto S.A.	30,778	21,261	15,775
CIP S.A	407,441	-	-

Jointly Controlled by Santander Corretora de Seguros	674,443	593,002	504,766
Webmotors S.A.	386,437	359,092	316,597
Tecnologia Bancária S.A. - TECBAN	243,649	232,109	186,357
Hyundai Corretora de Seguros	1,254	1,260	1,044
PSA Corretora de Seguros e Serviços Ltda.	540	541	768
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	42,563	-	-
Jointly Controlled by Aymoré CFI	-	11,604	-
Solution 4 Fleet.	-	11,604	-
Total	1,727,570	1,232,646	1,094,985

		Results of Investments
	2022	2021	2020
Jointly Controlled by Banco Santander	134,043	54,493	50,914
Banco RCI Brasil S.A.	84,214	62,813	72,057
Norchem Participações e Consultoria S.A.	-	-	333
CIP S.A.	50,607	-	-
Estruturadora Brasileira de Projetos S.A. - EBP	43	(16)	9
Gestora de Inteligência de Crédito	(13,365)	(14,419)	(19,064)
Santander Auto S.A.	12,544	6,115	(2,421)

	Equity in earnings
	2022	2021	2020
Jointly Controlled by Santander Corretora de Seguros	65,136	91,833	61,380
Webmotors S.A.	52,085	45,817	38,823
Tecnologia Bancária S.A. - TECBAN	11,540	45,752	22,219
Hyundai Corretora de Seguros	(6)	216	110
PSA Corretora de Seguros e Serviços Ltda.	1,021	48	226
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	496	-	-
Jointly Controlled by Aymoré CFI	-	(2,142)	-
Solution 4 Fleet.	-	(2,142)	-

Significant Influence of Banco Santander	-	-	(33)
Norchem Holding e Negócios S.A.	-	-	(33)
Total	199,179	144,184	112,261

			2022
	Total assets	Total liabilities	Total Income
Jointly Controlled by Banco Santander	15,665,896	15,289,473	446,732
Banco RCI Brasil S.A.	11,232,921	11,078,109	211,111
Estruturadora Brasileira de Projetos S.A. - EBP	6,831	11,427	390
Gestora de Inteligência de Crédito	1,565,100	1,642,454	(68,330)
Santander Auto S.A.	208,976	182,551	26,425
CIP S.A	2,652,068	2,374,932	277,136
Jointly Controlled by Santander Corretora de Seguros	3,593,408	3,459,786	133,621
Webmotors S.A.	393,592	316,559	77,033
Tecnologia Bancária S.A. - TECBAN	2,973,912	2,921,075	52,837
Hyundai Corretora de Seguros Ltda.	4,025	4,037	(12)
PSA Corretora de Seguros e Serviços Ltda.	5,400	3,358	2,041
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	216,479	214,757	1,722
Total	19,259,304	18,749,259	580,353

			2021
	Total assets	Total liabilities	Total Income
Jointly Controlled by Banco Santander	12,488,103	12,473,458	95,420
Banco RCI Brasil S.A.	11,147,493	11,080,238	157,462
Estruturadora Brasileira de Projetos S.A. - EBP	11,339	11,476	(136)
Gestora de Inteligência de Crédito	1,173,234	1,237,937	(74,136)
Santander Auto S.A.	156,037	143,807	12,230
Jointly Controlled by Santander Corretora de Seguros	3,055,130	2,824,094	231,035
Webmotors S.A.	342,195	276,743	65,452
Tecnologia Bancária S.A. - TECBAN	2,707,571	2,542,515	165,056
Hyundai Corretora de Seguros Ltda.	3,353	2,921	431
PSA Corretora de Seguros e Serviços Ltda.	2,011	1,915	96

Significant Influence of Banco Santander	14,871	17,548	(2,677)
Norchem Holding e Negócios S.A.	14,871	17,548	(2,677)
Total	15,558,104	15,315,100	323,778

			2020
	Total assets	Total liabilities	Total Income
Jointly Controlled by Banco Santander	12,900,571	11,255,396	51,847
Banco RCI Brasil S.A.	11,620,304	10,255,995	99,951
Norchem Participações e Consultoria S.A.	70,475	27,781	534
Estruturadora Brasileira de Projetos S.A. - EBP	11,562	39	148
Gestora de Inteligência de Crédito	1,126,424	933,115	(45,410)
Santander Auto S.A.	71,807	38,466	(3,376)
Jointly Controlled by Santander Corretora de Seguros	2,952,308	1,692,770	68,469
Webmotors S.A.	512,687	78,856	21,529
Tecnologia Bancária S.A. - TECBAN	2,435,377	1,612,822	46,735
Hyundai Corretora de Seguros Ltda.	2,076	251	(43)
PSA Corretora de Seguros e Serviços Ltda.	2,168	841	247
Significant Influence of Banco Santander	126,877	29,391	(225)
Norchem Holding e Negócios S.A.	126,877	29,391	(225)
Total	15,979,756	12,977,558	120,091

b) Changes

The changes in the balance of this item in the years ended December 31, 2022, 2021 and 2020 were:

	2022	2021	2020
Jointly Controlled by Banco Santander
Balance at beginning of year	1,232,646	1,094,985	1,049,510
Additions / disposals (net) due to change in the scope of consolidation	(11,604)	(739)	(41,851)
Additions /disposals	103,500	13,746	13,571
Add / Lower	(809)	-	-
Share of results of entities accounted for using the equity method	199,179	144,184	112,293
Dividends proposed/received	(125,732)	(66,878)	(59,784)
Adjustment to market value	(26,355)	-	-
Others	-	47,348	21,246
Balance at end of year	1,370,825	1,232,646	1,094,985

Significant Influence of Banco Santander
Balance at beginning of year	-	-	21,252
Share of results of entities accounted for using the equity method	-	-	(33)
Dividends proposed/received	-	-	(239)
Alienation	356,745	-	(20,980)
Balance at end of year	356,745	-	-

c) Impairment losses

No impairment losses were recognized on investments in associates and joint ventures in 2022, 2021 and 2020.

d) Other information

Details of the principal jointly controlled entities:

Banco RCI Brasil S.A.: A company incorporated in the form of a joint stock company with headquarters in Paraná, aims to the main practice of investment, leasing, credit, financing and investment operations, with a view to sustain the growth of the automotive brands Renault and Nissan in the Brazilian market, with operations focused on, mainly to financing and leasing to the final consumer. It is a financial institution that is part of the RCI Group Banque and Santander Conglomerate, their operations being conducted in the context of a set of institutions that operate in the financial market. According to the Shareholders' Agreement, the main decisions that impact this company is taken jointly between Banco Santander and other controlling shareholders.

Webmotors S.A.: A company incorporated in the form of a privately held company with headquarters in São Paulo and has as its object development, implementation and / or availability of electronic catalogs, space, product, services or means for the sale of products and / or services related to the automobile industry, on the Internet through the "website" www.webmotors.com.br (owned by Webmotors) or other means related to electronic commerce activities and other uses or applications of the Internet, as well as participation in the capital of other companies and the management of related businesses and ventures. It is a member of the Santander Economic-Financial Conglomerate (Conglomerado Santander) and Carsales.com Investments PTY LTD (Carsales), with its operations conducted in the context of a set of institutions that act in an integrated manner. According to the Shareholders' Agreement, the main decisions that impact this company are taken jointly between Banco Santander and other controllers.

		2022		2021		2020
	Banco RCI Brasil	Webmotors	Banco RCI Brasil	Webmotors	Banco RCI Brasil	Webmotors
Current assets	10,608,167	404,644	10,187,883	342,195	11,270,565	276,170
Current liabilities	9,284,716	86,928	8,754,744	71,742	9,825,654	220,707
Cash and cash equivalents	306,035	2,161	341,015	2,746	201,142	1,411
Depreciation and amortization	(1,592)	(818)	(1,628)	(19,152)	(1,577)	(14,949)
Revenue	885,062	84,742	637,856	331,586	732,253	277,270
Interest income	1,875,538	12,887	1,308,649	3,938	1,354,283	2,283
Interest expense	(1,057,093)	-	(592,776)	-	(483,506)	-
Tax Income / (expense)	(103,934)	(43,634)	(105,266)	(32,819)	(169,957)	(26,314)
Current financial liabilities (excluding trade and other payables and provisions)	3,814,862	-	3,293,251	58,910	3,279,806	58,910
Non-current financial liabilities (excluding trade and other payables and provisions)	5,747,252	-	5,218,945	796	5,947,683	796